Share-based compensation - Schedule of Share Options and Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2023 share shares year yr $ / shares	Dec. 31, 2023 share shares year yr $ / shares SFr / shares	Dec. 31, 2022 share shares year $ / shares	Dec. 31, 2022 share shares year $ / shares SFr / shares	Dec. 31, 2021 $ / shares
LTPP 2018
Share Options [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0.05	$ 0.05	$ 0.04	$ 0.04	$ 0.04
Weighted average exercise price of share options forfeited in share-based payment arrangement (USD per share) | SFr / shares		$ 0.11		$ 0.11
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	0.03		0.03
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 0.05	$ 0.05	$ 0.03	$ 0.03
LTIP 2018
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	360,000	360,000	865,000	865,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 5.53	$ 5.53	$ 4.59	$ 4.59	3.26
Share options granted (in shares)	0	0	0	0
Share options forfeited (in shares)	0	0	0	0
Share options exercised (in shares)	(62,500)	(62,500)	(505,000)	(505,000)
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	$ 0.11		$ 2.32
Share options outstanding at end of period (in shares)	297,500	297,500	360,000	360,000
Weighted average remaining contractual life of outstanding share options	0 years	0 years	0 years	0 years
Share options exercisable (in shares)	297,500	297,500	360,000	360,000
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 5.53	$ 5.53	$ 4.59	$ 4.59
LTIP 2020 | Class A shares
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	4,939,564	4,939,564	5,687,811	5,687,811
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 8.28	$ 8.28	$ 8.28	$ 8.28	8.04
Share options granted (in shares)	0	0	2,694,843	2,694,843
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares			$ 8.28
Share options forfeited (in shares)	0	0	(2,500)	(2,500)
Weighted average exercise price of share options forfeited in share-based payment arrangement (USD per share) | SFr / shares		$ 7.89		$ 7.73
Share options exercised (in shares)	(1,395,873)	(1,395,873)	(3,440,590)	(3,440,590)
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	$ 8.29		$ 7.87
Share options outstanding at end of period (in shares)	3,543,691	3,543,691	4,939,564	4,939,564
Weighted average remaining contractual life of outstanding share options	0 years	0 years	0 years	0 years
Share options exercisable (in shares)	3,543,691	3,543,691	4,939,564	4,939,564
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 8.28	$ 8.28	$ 8.28	$ 8.28
LTIP 2020 | Class B
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	15,812,500	15,812,500	10,552,670	10,552,670
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0.77	$ 0.77	$ 0.77	$ 0.77	$ 0.77
Share options granted (in shares)	0	0	5,259,830	5,259,830
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares			$ 0.77
Share options forfeited (in shares)	0	0	0	0
Share options exercised (in shares)	0	0	0	0
Share options outstanding at end of period (in shares)	15,812,500	15,812,500	15,812,500	15,812,500
Weighted average remaining contractual life of outstanding share options	0 years	0 years	0 years	0 years
Share options exercisable (in shares)	15,812,500	15,812,500	15,812,500	15,812,500
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 0.77	$ 0.77	$ 0.77	$ 0.77
BoD 2019
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	0	0	16,833	16,833
Instruments granted (in shares)	44,966	44,966	31,612	31,612
Other equity instruments forfeited (in shares)	0	0	0	0
Other equity instruments exercised (in shares)	(44,966)	(44,966)	(48,445)	(48,445)
Other equity instruments outstanding at end of period (in shares)	0	0	0	0
SLIA 2019
Share Options [Abstract]
Maximum term of awards granted | year	1.5	1.5	4.0	4.0
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	4,700,000	4,700,000	4,700,000	4,700,000
Instruments granted (in shares)	0	0	0	0
Other equity instruments forfeited (in shares)	0	0	0	0
Other equity instruments exercised (in shares)	0	0	0	0
Other equity instruments outstanding at end of period (in shares)	4,700,000	4,700,000	4,700,000	4,700,000
Weighted average contractual life remaining | year	1.1	1.1	2.1	2.1
Other equity instruments exercisable (in shares)	0	0	0	0
Founders' Plan 2021
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	53,331	53,331	123,328	123,328
Instruments granted (in shares) | shares	17,998	17,998	0	0
Other equity instruments forfeited (in shares) | shares	(20,331)	(20,331)	0	0
Other equity instruments exercised (in shares) | shares	(17,998)	(17,998)	(69,997)	(69,997)
Other equity instruments outstanding at end of period (in shares) | shares	33,000	33,000	53,331	53,331
Other equity instruments exercisable (in shares) | shares	33,000	33,000	53,331	53,331
Tax Recognition 2022
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	0	0	0	0
Instruments granted (in shares) | shares	7,205	7,205	127,297	127,297
Other equity instruments forfeited (in shares) | shares	0	0	0	0
Other equity instruments exercised (in shares) | shares	(7,205)	(7,205)	(127,297)	(127,297)
Other equity instruments outstanding at end of period (in shares) | shares	0	0	0	0
Phantom options | LTPP 2018
Share Options [Abstract]
Share options outstanding at beginning of period (in shares) | shares	1,248,750	1,248,750	2,026,250	2,026,250
Share options granted (in shares)	0	0	0	0
Share options forfeited (in shares) | shares	(7,500)	(7,500)	(31,250)	(31,250)
Share options exercised (in shares) | shares	(680,118)	(680,118)	(746,250)	(746,250)
Share options outstanding at end of period (in shares) | shares	561,132	561,132	1,248,750	1,248,750
Weighted average remaining contractual life of outstanding share options	0 years	0 years	1 month 6 days	1 month 6 days
Maximum term of awards granted | year			0.2	0.2
Share options exercisable (in shares) | shares	561,132	561,132	1,038,750	1,038,750
Phantom shares | OEPP 2018
Share Options [Abstract]
Maximum term of awards granted | year			0	0
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	15,000	15,000	130,000	130,000
Instruments granted (in shares)	0	0	0	0
Other equity instruments forfeited (in shares)	0	0	0	0
Other equity instruments exercised (in shares)	(8,750)	(8,750)	(115,000)	(115,000)
Other equity instruments outstanding at end of period (in shares)	6,250	6,250	15,000	15,000
Other equity instruments exercisable (in shares)	6,250	6,250	15,000	15,000
Restricted share units (RSU) | LTIP 2021
Share Options [Abstract]
Maximum term of awards granted	2.2	2.2	1.2	1.2
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	7,165	7,165	1,588	1,588
Instruments granted (in shares) | shares	896,311	896,311	116,551	116,551
Other equity instruments forfeited (in shares) | shares	(37,393)	(37,393)	(507)	(507)
Other equity instruments exercised (in shares) | shares	(55,829)	(55,829)	(110,467)	(110,467)
Other equity instruments outstanding at end of period (in shares) | shares	810,254	810,254	7,165	7,165
Weighted average contractual life remaining | year	1.0	1.0	0.7	0.7
Other equity instruments exercisable (in shares) | shares	455	455	0	0
Performance share units (PSU) | LTIP 2021
Share Options [Abstract]
Maximum term of awards granted	2.2	2.2	2.2	2.2
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	37,808	37,808	0	0
Instruments granted (in shares) | shares	1,034,815	1,034,815	37,808	37,808
Other equity instruments forfeited (in shares) | shares	(5,408)	(5,408)	0	0
Other equity instruments exercised (in shares) | shares	0	0	0	0
Other equity instruments outstanding at end of period (in shares) | shares	1,067,215	1,067,215	37,808	37,808
Weighted average contractual life remaining | year	1.7	1.7	2.2	2.2
Other equity instruments exercisable (in shares) | shares	0	0	0	0